Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—96.4%
		Communication Services—0.4%
277,737	[1]	LMI, Inc.	$ 6,165,762
650,000	[1]	Reservoir Media, Inc.	6,656,000
		TOTAL	12,821,762
		Consumer Discretionary—7.7%
195,200	[1,2]	Birkenstock Holding PLC	7,558,144
121,000	[2]	Brunello Cucinelli SpA	12,419,817
227,500	[1]	Cava Group, Inc.	14,839,825
485,000	[1]	Dutch Bros, Inc.	31,927,550
500,000	[1]	Jersey Mike’s Subs, Inc.	11,500,000
211,200		Moncler SpA	11,981,222
248,800	[1]	On Holding AG	9,016,512
600,000	[1]	Reformation, Inc.	9,732,000
31,665		Texas Roadhouse, Inc.	6,505,258
300,000	[1]	Universal Technical Institute, Inc.	11,793,000
608,400	[1]	Viking Holdings Ltd.	63,486,540
79,400		Wingstop, Inc.	10,281,506
382,800	[1]	YETI Holdings, Inc.	18,734,232
		TOTAL	219,775,606
		Consumer Staples—3.8%
20,400		Casey’s General Stores, Inc.	17,768,400
508,700	[1]	Chefs Warehouse, Inc.	58,678,545
610,000	[1]	MamaMancini’s Holdings, Inc.	11,242,300
225,000	[1]	Maplebear, Inc.	10,035,000
600,000	[1,2]	Once Upon a Farm PBC	9,102,000
		TOTAL	106,826,245
		Energy—1.4%
480,000		Archrock, Inc.	17,164,800
630,000	[2]	WaterBridge Infrastructure LLC	21,558,600
		TOTAL	38,723,400
		Financials—3.9%
500,000	[1]	Accelerant Holdings	5,940,000
180,000	[2]	Ares Management Corp.	23,056,200
250,000	[1,2]	Bullish	5,447,500
750,000	[1]	Chime Financial, Inc.	17,242,500
200,000	[1,2]	Ethos Technologies, Inc.	4,084,000
325,000	[1]	Figure Technology Solutions, Inc.	8,095,750
625,000	[1,2]	Lincoln International, Inc.	13,000,000
200,000	[1]	Miami International Holdings, Inc.	9,408,000
104,500		Seacoast Banking Corp. of Florida	3,630,330
70,000		ServisFirst Bancshares, Inc.	6,265,000
250,000	[1]	Slide Insurance Holdings, Inc.	4,992,500
300,000	[1]	Toast, Inc.	9,681,000
		TOTAL	110,842,780
		Health Care—29.5%
72,500	[1]	Abivax S.A., ADR	9,056,700
615,708	[1,2]	AgomAb Therapeutics NV, ADR	7,924,162
210,000	[1]	AnaptysBio, Inc.	11,205,600

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,186,700	[1,2]	Arcturus Therapeutics Holdings, Inc.	$ 6,835,392
117,170	[1]	Argenx SE	100,410,412
5,074,231	[1,2,3]	AstraZeneca PLC, Rights	2,790,827
4,061,288	[1,2]	aTyr Pharma, Inc.	1,972,568
160,000	[1,2]	Avalyn Pharma, Inc.	4,606,400
329,876	[1]	Celldex Therapeutics, Inc.	12,555,081
939,251	[1]	Ceribell, Inc.	16,615,350
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,025,700
195,500	[1]	Cytokinetics, Inc.	15,078,915
325,600	[1]	Erasca, Inc.	5,909,640
325,000	[1,2]	Evommune, Inc.	3,656,250
1,982,000	[1]	EyePoint, Inc.	24,279,500
290,000	[1]	First Tracks Biotherapeutics, Inc.	12,771,600
832,100	[1]	Forte Biosciences, Inc.	63,738,860
1,000,000	[1,3]	Freenome, Inc.	9,060,718
350,000	[1]	Genmab A/S, ADR	10,104,500
586,900	[1]	Guardant Health, Inc.	95,071,931
533,971	[1]	IDEAYA Biosciences, Inc.	18,955,970
403,600	[1,2]	Kailera Therapeutics, Inc.	6,836,984
615,000	[1]	Kestra Medical Technologies, Inc.	14,040,450
284,366	[1]	Kymera Therapeutics, Inc.	29,403,444
1,891,825	[1]	Minerva Neurosciences, Inc.	7,529,463
182,000	[1]	Natera, Inc.	48,732,320
46,400	[1]	Newamsterdam Pharma Co. NV	1,289,456
14,729,500	[1,3]	Novartis AG, Rights	17,086,220
5,951,666	[1]	Ovid Therapeutics, Inc.	13,212,699
3,136,607	[1,2]	Palisade Bio, Inc.	5,943,870
150,500	[1,2]	Palvella Therapeutics, Inc.	20,925,520
91,500	[1,2]	Parabilis Medicines, Inc.	3,109,170
32,000	[1]	Revolution Medicines, Inc.	6,000,960
5,340,860	[1]	Rezolute, Inc.	25,208,859
610,000	[1]	Rhythm Pharmaceuticals, Inc.	60,542,500
2,083,333	[1]	Sagimet Biosciences, Inc.	14,812,498
320,000	[1]	Scholar Rock Holding Corp.	15,134,400
513,300	[1]	Tango Therapeutics, Inc.	13,951,494
26,446		UCB S.A.	6,809,757
200,700	[1]	Vaxcyte, Inc.	10,853,856
67,700	[1]	Veeva Systems, Inc.	13,795,906
231,500	[1]	Vericel Corp.	10,639,740
350,000	[1]	Xenon Pharmaceuticals, Inc.	21,934,500
1,252,083	[1,2]	Zenas Biopharma, Inc.	39,365,490
		TOTAL	840,785,632
		Industrials—27.3%
1,003,300	[1]	Applied Aerospace & Defense	18,761,710
159,300		Applied Industrial Technologies, Inc.	54,991,953
641,700	[1]	Arxis, Inc.	34,844,310
457,500	[1]	ATI, Inc.	85,753,800
25,000	[1]	Axon Enterprise, Inc.	13,194,000
295,800		AZZ, Inc.	42,808,176
349,748	[1,2]	Cardinal Infrastructure Group, Inc.	21,645,904
1,040,000	[1]	Centuri Holdings, Inc.	28,953,600
68,900		Comfort Systems USA, Inc.	119,175,641

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
166,200	[1]	Construction Partners, Inc.	$ 17,176,770
900,000	[1]	DPC Holdings Ltd.	41,040,000
471,900	[1,2]	EquipmentShare.com, Inc.	8,848,125
91,141	[1]	Erock, Inc.	935,106
400,000	[1]	Hawkeye 360, Inc.	8,480,000
92,300		HEICO Corp.	32,892,028
676,500	[1]	Loar Holdings, Inc.	46,306,425
145,800	[1]	NextPower, Inc.	13,103,046
112,300		Powell Industries, Inc.	23,434,764
1,430,000	[1]	QXO, Inc.	19,019,000
28,200	[1]	RBC Bearings, Inc.	15,546,942
574,500	[1,2]	Solv Energy, Inc.	16,333,035
502,700	[1,2]	The Elmet Group Co.	6,992,557
383,500	[1]	Trex Co., Inc.	16,628,560
657,200		UL Solutions, Inc.	60,225,808
148,800	[1]	XPO, Inc.	29,904,336
		TOTAL	776,995,596
		Information Technology—19.0%
153,200	[1]	Astera Labs, Inc.	47,680,436
186,800		BE Semiconductor Industries N.V.	43,356,002
459,000	[1,2]	Camtek Ltd.	60,799,140
37,874	[1]	Celestica, Inc.	12,552,959
24,246	[1]	Circle Internet Group, Inc.	1,518,042
222,700	[1]	Credo Technology Group Holding Ltd.	46,096,673
466,800	[1]	Digitalocean Holdings, Inc.	54,849,000
43,169	[1]	Fabrinet	18,796,214
424,500	[1]	JFrog Ltd.	33,870,855
55,000	[1]	Lumentum Holdings, Inc.	39,266,700
47,000	[1]	MongoDB, Inc.	15,861,560
24,000		Motorola Solutions, Inc.	10,458,000
202,048	[1]	Q2 Holdings, Inc.	12,298,662
190,133	[1,2]	Quantinuum, Inc.	9,774,738
502,818	[1]	Rubrik, Inc.	36,383,910
192,300	[1]	Shopify, Inc.	22,527,945
111,000	[1]	SiTime Corp.	59,407,200
45,900	[1]	Tyler Technologies, Inc.	14,210,640
		TOTAL	539,708,676
		Materials—0.3%
223,500	[1,2]	MP Materials Corp.	9,246,195
		Real Estate—3.1%
300,000	[1]	CoStar Group, Inc.	8,628,000
375,000		Gaming and Leisure Properties, Inc.	16,796,250
185,500		Lamar Advertising Co.	29,672,580
240,000		Ryman Hospitality Properties, Inc.	32,076,000
		TOTAL	87,172,830
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,477,243,216)	2,742,898,722
		PREFERRED STOCKS—0.8%
		Health Care—0.6%
2,178,049	[3,4]	CeQur S.A.	11,008,629
188,702	[3,4]	Sail Biomedicines, Inc.	6,925,364
		TOTAL	17,933,993

Shares			Value
		PREFERRED STOCKS—continued
		Industrials—0.2%
762	[3]	QXO, Inc.	$ 4,932,516
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $24,568,316)	22,866,509
		WARRANTS—0.9%
		Health Care—0.9%
766,284	[1]	Gossamer Bio, Inc., Warrants 7/24/2028	55,326
3,280	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	3,793,581
1,640	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	2,446,776
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	645,158
1,785,500	[1,4]	Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	3,079,809
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	414,025
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	305,856
533,000	[1]	Rezolute, Inc., Warrants 4/30/2099	2,515,760
839,900	[1]	Rezolute, Inc., Warrants 6/24/2099	3,964,328
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	7,956,976
20,670	[1]	Scynexis, Inc., Warrants 4/26/2029	14,142
180,125	[1]	Scynexis, Inc., Warrants 1/1/2099	871,805
		TOTAL WARRANTS (IDENTIFIED COST $22,635,357)	26,063,542
		INVESTMENT COMPANY—8.3%
236,313,324		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[5] (IDENTIFIED COST $236,313,324)	236,313,324
		TOTAL INVESTMENT IN SECURITIES—106.4% (IDENTIFIED COST $1,760,760,213)	3,028,142,097
		OTHER ASSETS AND LIABILITIES - NET—(6.4)%[6]	(181,569,922)
		NET ASSETS—100%	$2,846,572,175

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2026, were as follows:
Affiliated	Value as of 10/31/2025	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2026	Shares Held as of 7/31/2026	Dividend Income*
Health Care:
Arcturus Therapeutics Holdings, Inc.	$21,914,259	$—	$(6,799,065)	$15,612,570	$(23,892,372)	$6,835,392	1,186,700	$—
aTyr Pharma, Inc.	$4,162,756	$—	$(341,434)	$978,564	$(2,827,318)	$1,972,568	4,061,288	$—
EyePoint, Inc.	$25,944,380	$—	$—	$(1,664,880)	$—	$24,279,500	1,982,000	$—
Forte Biosciences, Inc.	$9,089,056	$3,407,219	$—	$51,242,585	$—	$63,738,860	832,100	$—
Minerva Neurosciences, Inc.	$7,428,036	$—	$(1,645,115)	$17,029,856	$(15,283,314)	$7,529,463	1,891,825	$—
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	$3,223,931	$—	$—	$569,650	$—	$3,793,581	3,280	$—
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	$1,935,615	$—	$—	$511,161	$—	$2,446,776	1,640	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$680,820	$—	$—	$(35,662)	$—	$645,158	162,100	$—
Ovid Therapeutics, Inc.**	$3,722,768	$3,332,932	$—	$6,156,999	$—	$13,212,699	5,951,666	$—
Ovid Therapeutics, Inc., Series A Warrants 10/6/2030**	$782,763	$—	$—	$2,297,046	$—	$3,079,809	1,785,500	$—
Rezolute, Inc.	$40,503,415	$2,483,265	$—	$(17,777,821)	$—	$25,208,859	5,340,860	$—
Rezolute, Inc., Warrants 10/8/2027	$407,103	$—	$—	$6,922	$—	$414,025	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$603,936	$—	$—	$(298,080)	$—	$305,856	64,800	$—
Rezolute, Inc., Warrants 4/30/2099	$4,967,560	$—	$—	$(2,451,800)	$—	$2,515,760	533,000	$—
Rezolute, Inc., Warrants 6/24/2099	$7,827,868	$—	$—	$(3,863,540)	$—	$3,964,328	839,900	$—
Rezolute, Inc., Warrants 12/31/2099	$15,711,656	$—	$—	$(7,754,680)	$—	$7,956,976	1,685,800	$—
Scynexis, Inc., Warrants 4/26/2029 **	$23,646	$—	$—	$(9,504)	$—	$14,142	20,670	$—
Scynexis, Inc., Warrants 1/1/2099 **	$951,060	$—	$—	$(79,255)	$—	$871,805	180,125	$—
Affiliated Issuers no longer in the port- folio at period end	$20,510,504	$—	$(15,810,089)	$11,953,333	$(16,653,748)	$—	$—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$170,391,132	$9,223,416	$(24,595,703)	$72,423,464	$(58,656,752)	$168,785,557	26,716,588	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$207,593,682
Purchases at Cost	$1,915,794,713
Proceeds from Sales	$(1,887,075,071)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2026	$236,313,324
Shares Held as of 7/31/2026	236,313,324
Dividend Income	$7,150,655

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$184,795,970	$189,976,426

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2026, these restricted securities amounted to $27,254,159, which represented 1.0% of net assets.

Additional information on restricted securities held at July 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,664,325	$11,008,629
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$3,793,581
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$2,446,776
Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	10/3/2025	$0	$3,079,809
Sail Biomedicines, Inc.	7/28/2021	$5,283,656	$6,925,364

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of July 31, 2026, investments valued at $59,070,331 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
■ Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
■ Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
■ Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
■ Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,303,970,315	$—	$27,172,638	$2,331,142,953
International	233,987,732	174,977,210	2,790,827	411,755,769
Preferred Stocks
Domestic	—	—	11,857,880	11,857,880
International	—	—	11,008,629	11,008,629
Debt Securities:
Warrants	15,388,078	4,435,107	6,240,357	26,063,542
Investment Company	236,313,324	—	—	236,313,324
TOTAL SECURITIES	$2,789,659,449	$179,412,317	$59,070,331	$3,028,142,097

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Investments in Securities
Balance as of 10/31/2025	$53,565,215
Change in unrealized appreciation/depreciation	(1,359,063)
Purchases	17,620,335
(Sales)	(8,279,400)
Transfers out of Level 3	(2,476,756)
Balance as of 7/31/2026	$59,070,331
Total change in unrealized appreciation/depreciation attributable to investments still held at 7/31/2026	$7,124,714

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt